UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
January 1, 2026 to August 31, 2026

Commission File Number of issuing entity: 333-290125-01
Central Index Key Number of issuing entity: 0002082860

DUKE ENERGY CAROLINAS SC STORM FUNDING LLC
(Exact name of issuing entity as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
39-3744095
(I.R.S. Employer Identification No.)
525 South Tryon Street, Charlotte, North Carolina 28202
(Address of principal executive offices of the issuing entity) (Zip Code)
800-488-3853
(Telephone number, including area code)

Commission File Number of depositor and sponsor: 1-4928
Central Index Key Number of depositor and sponsor: 0000030371

DUKE ENERGY CAROLINAS, LLC
(Exact name of depositor and sponsor as specified in its charter)
North Carolina
(State or other jurisdiction of incorporation or organization of the depositor and sponsor)
56-0205520
(I.R.S. Employer Identification No.)
525 South Tryon Street, Charlotte, North Carolina 28202
(Address of principal executive offices of the depositor and sponsor) (Zip Code)
800-488-3853
(Telephone number, including area code)

Elizabeth H. Jones, 704-382-3473
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series A 2044 Senior Secured Storm Recovery Bonds	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is September 1, 2026.
Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated November 14, 2025, of Duke Energy Carolinas SC Storm Funding LLC (Issuing Entity) relating to the Series A Senior Secured Bonds (Bonds) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on November 18, 2025.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the September 1, 2026, distribution date.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 1A. Asset-Level Information.
•Item 1B. Asset Representations Reviewer and Investor Communication.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sale of Securities and Use of Proceeds.
None.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 4. Defaults Upon Senior Securities.
•Item 5. Submission of Matters to a Vote of Security Holders.
•Item 6. Significant Obligors of Pool Assets.
•Item 7. Change in Sponsor Interest in the Securities.
•Item 8. Significant Enhancement Provider Information.
Item 9. Other Information.
None.

Item 10. Exhibits
Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description
3.1
Certificate of Formation of Duke Energy Carolinas SC Storm Funding LLC (incorporated by reference to Exhibit 3.1 to Registration Statement on Form SF-1 of Duke Energy Carolinas, LLC and Duke Energy Carolinas SC Storm Funding LLC filed on September 9, 2025)

3.2
Amended and Restated Limited Liability Company Agreement of Duke Energy Carolinas SC Storm Funding LLC, dated and effective as of November 13, 2025 (incorporated by reference to Exhibit 3.2 to Form 8-K filed November 18, 2025)

4.1
Indenture, dated as of November 25, 2025, by and between Duke Energy Carolinas SC Storm Funding LLC, and U.S. Bank Trust Company, National Association, as Indenture Trustee and U.S. Bank National Association, as Securities Intermediary and Account Bank (incorporated by reference to Exhibit 4.1 to Form 8-K filed November 25, 2025)

10.1
Storm Recovery Property Servicing Agreement dated as of November 25, 2025 by and between Duke Energy Carolinas SC Storm Funding LLC, and Duke Energy Carolinas, LLC, as Servicer (incorporated by reference to Exhibit 10.1 to Form 8-K filed dated November 25, 2025)

10.2
Storm Recovery Property Purchase and Sale Agreement, dated as of November 25, 2025, by and between Duke Energy Carolinas SC Storm Funding LLC, and Duke Energy Carolinas, LLC, as Servicer (incorporated by reference to Exhibit 10.2 to Form 8-K filed November 25, 2025)

10.3
Administration Agreement, dated as of November 25, 2025, by and between Duke Energy Carolinas SC Storm Funding LLC and Duke Energy Carolinas, LLC, as administrator (incorporated by reference to Exhibit 10.3 to Form 8-K filed November 25, 2025)

*99.1	Semi-annual Servicer's Certificate relating to the Bonds, dated August 24, 2026

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	September 4, 2026	DUKE ENERGY CAROLINAS SC STORM FUNDING LLC
(Issuing Entity)

By: Duke Energy Carolinas, LLC, as Servicer

	By:	/s/ ABIGAIL L. MOTSINGER
Abigail L. Motsinger
Senior Vice President, Chief Accounting Officer and Controller